Income tax expense (Tables)	12 Months Ended
Dec. 31, 2022
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Major Components of Income Tax Expense
(a)
Components of income tax expense:

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Current income tax:
Current income tax on profits for the period	636,876	1,109,752	771,378
Income tax on unappropriated retained earnings	105,665	227,467	159,744
Prior year income tax overestimation	(133,923)	(184,284)	(255,935)
Total current income tax	608,618	1,152,935	675,187
Deferred income tax:
Relating to origination and reversal of temporary differences	(14,237)	(54,617)	(87,012)
Income tax expense	594,381	1,098,318	588,175

Deferred Tax Charged to Other Comprehensive Income
(b)
The income tax (charge)/credit relating to components of other comprehensive income are as follows:

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	34,794	30,459	(12,559)
Remeasurement of defined benefit obligations	(10,398)	(2,999)	44,447
	24,396	27,460	31,888

Reconciliation of Income Tax Expense and Accounting Profit Before Income Tax
b)
Reconciliation of income tax expense and the accounting profit:

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Tax calculated based on profit before tax and statutory tax rate	595,258	1,207,605	804,086
Effects from adjustments based on regulation	26,974	(152,618)	(131,873)
Gain on investment in associates	—	—	11,923
Temporary difference not recognized as deferred tax assets	(4)	—	—
Prior year income tax overestimation	(133,923)	(184,284)	(255,935)
Income tax on unappropriated retained earnings	105,665	227,467	159,744
Effect of different tax rates in countries in which the Group operates	411	148	230
Income tax expense	594,381	1,098,318	588,175

Details of Deferred Tax Assets (Liabilities)

c)
The amounts of deferred tax assets or liabilities resulting from temporary differences and investment tax credits are as follows:

	2020
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	12,700	3,263	—	15,963
Property, plant and equipment	38,668	(2,267)	—	36,401
Provisions	5,600	(2,922)	—	2,678
Deferred revenue	27,650	(6,506)	—	21,144
Net defined benefit liability	92,612	(4,089)	10,398	98,921
Unrealized exchange losses	17,296	(7,381)	—	9,915
Others	26	643	—	669
Total	194,552	(19,259)	10,398	185,691
Deferred tax liabilities
Property, plant and equipment	(288,980)	33,496	—	(255,484)
Financial assets at fair value through other comprehensive income	(20,149)	—	(34,794)	(54,943)
Total	(309,129)	33,496	(34,794)	(310,427)
Information presented on statements of financial position:
Deferred tax assets	194,552			185,691
Deferred tax liabilities	(309,129)			(310,427)

	2021
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	15,963	8,354	—	24,317
Property, plant and equipment	36,401	235	—	36,636
Provisions	2,678	171	—	2,849
Deferred revenue	21,144	(6,506)	—	14,638
Net defined benefit liability	98,921	(4,672)	2,999	97,248
Unrealized exchange losses	9,915	(7,754)	—	2,161
Others	669	2,080	—	2,749
Total	185,691	(8,092)	2,999	180,598
Deferred tax liabilities
Property, plant and equipment	(255,484)	62,797	—	(192,687)
Financial assets at fair value through other comprehensive income	(54,943)	—	(30,459)	(85,402)
Others	—	(88)	—	(88)
Total	(310,427)	62,709	(30,459)	(278,177)
Information presented on statements of financial position:
Deferred tax assets	185,691			180,598
Deferred tax liabilities	(310,427)			(278,177)

	2022
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	24,317	(3,191)	—	21,126
Property, plant and equipment	36,636	2,258	—	38,894
Provisions	2,849	10,010	—	12,859
Deferred revenue	14,638	(6,506)	—	8,132
Net defined benefit liability	97,248	(4,368)	(44,447)	48,433
Unrealized exchange losses	2,161	22,056	—	24,217
Others	2,749	2,876	—	5,625
Total	180,598	23,135	(44,447)	159,286
Deferred tax liabilities
Property, plant and equipment	(192,687)	75,713	—	(116,974)
Financial assets at fair value through other comprehensive income	(85,402)	—	12,559	(72,843)
Gain on investment in associates	—	(11,923)	—	(11,923)
Others	(88)	87	—	(1)
Total	(278,177)	63,877	12,559	(201,741)
Information presented on statements of financial position:
Deferred tax assets	180,598			159,286
Deferred tax liabilities	(278,177)			(201,741)

Summary of Deductible Temporary Differences for which No Deferred Tax Asset Is Recognized
d)
The amounts of deductible temporary difference that are not recognized as deferred tax assets are as follows:

	December 31, 2021	December 31, 2022
	NT$000	NT$000
Deductible temporary differences	371,133	—